NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

13.  NET LOSS PER SHARE

The Company uses the two-class method to compute basic and diluted earnings per common share. In periods of net loss, no effect is given to the Company’s participating securities as they do not contractually participate in the losses of the Company. The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(5,929,183)	$(7,624,256)	$(30,300,971)	$(27,090,243)
Less: accretion adjustment	(707,219)	1,255,312	(2,039,145)	736,685
Less: earnings allocated to particpating securites	—	—	—	—
Net loss attributable to common shareholders	$(5,221,964)	$(8,879,568)	$(28,261,826)	$(27,826,928)
Less: undistributed earnings allocated to participating securities	—	—	—	—
Denominator
Weighted-average shares–basic and diluted	10,011,105	9,842,537	9,953,951	9,836,826
Net loss per common share–basic and diluted	$(0.52)	$(0.90)	$(2.84)	$(2.83)

The following securities on an if-converted basis, were excluded from the computation of diluted loss per share in the periods presented, as their effect would be anti-dilutive:

	For the Nine Months Ended September 30,
	2021	2020
Series preferred stock, outstanding	43,472,083	43,568,655
Common stock warrants, outstanding	37,607	37,607
Preferred stock warrants, outstanding	1,378,672	1,251,679
Common stock options, outstanding	5,667,370	7,103,988

12.  NET LOSS PER SHARE

The Company uses the two-class method to compute basic and diluted earnings per common share. In periods of net loss, no effect is given to the Company’s participating securities as they do not contractually participate in the losses of the Company. The following table sets forth the computation of basic and diluted income (loss) per share (in thousands, except share and per share data):

	For the Year Ended December 31,
	2020	2019	2018
Numerator
Net loss	$(34,436,576)	$(65,402,000)	$(50,325,820)
Less: accretion adjustment	1,090,294	1,155,122	(907,596)
Net loss attributable to common shareholders	$(35,526,870)	$(66,557,122)	$(49,418,224)
Denominator
Weighted-average shares – basic and diluted	9,842,737	9,750,682	9,695,257
Net loss per common share – basic and diluted	$(3.61)	$(6.83)	$(5.10)

The following securities on an if-converted basis, were excluded from the computation of diluted loss per share in the periods presented, as their effect would be anti-dilutive:

	2020	2019	2018
Series Preferred Stock, Outstanding	43,427,083	37,455,276	36,499,925
Common Stock Warrants, Outstanding	37,607	37,607	37,607
Preferred Stock Warrants, Outstanding	1,251,679	1,251,679	1,251,679
Common Stock Options, Outstanding	7,043,875	8,079,462	4,549,452